Note 16 - Condensed Parent Company Financial Information - Condensed Statement of Income (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Litigation settlement	$ 1,980,000								$ 1,980,000	[1]		[1]
Income before equity in undistributed net income of bank subsidiary									12,276,000		9,749,000		$ 6,725,000
Net income	$ 4,144,000	$ 2,418,000	$ 2,285,000	$ 1,814,000	$ 2,435,000	$ 1,786,000	$ 2,200,000	$ 1,799,000	10,661,000		8,220,000		3,846,000
Parent Company [Member]
Income – dividends from bank subsidiary											4,500,000		28,000,000
Litigation settlement									1,980,000
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income									(1,313,000)		(1,346,000)		(835,000)
Income before equity in undistributed net income of bank subsidiary									667,000		3,154,000		27,165,000
Equity in undistributed net income of bank subsidiary									9,994,000		5,066,000		(23,319,000)
Net income									$ 10,661,000		$ 8,220,000		$ 3,846,000

[1]	Not within the scope of ASC 606